Bank overdrafts and short-term borrowings	12 Months Ended
Dec. 31, 2022
Bank Overdrafts And Short Term Borrowings [Abstract]
Bank overdrafts and short-term borrowings

25 Bank overdrafts and short-term borrowings

Bank overdrafts and short-term borrowings as at December 31, 2022 and 2021 are analysed as follows:

	31/12/22	31/12/21
Bank overdrafts	1,754	1,223
Borrowings related to a recourse factoring agreement	17,307	26,341
Borrowings secured with trade receivables not part of factoring agreement	9,703	8,327
Borrowings unsecured	490	256
Total	29,254	36,147

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Bank overdrafts	5.12%	5.53%
Borrowings	3.30%	3.92%

As at December 31, 2022, the unused portion of credit facilities available to the Group, for which no commitment fees are due, amount to 24,307 (14,947 as at December 31, 2021). Such unused portion is related to a recourse factoring agreement for export-related trade receivables (21,330), borrowings to be secured with trade receivables (728) and bank overdrafts (2,249).